Schedule of Business Acquisition, Pro Forma Information (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 1	$ 38,634,747
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 2	2,457,139
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 3	(2,457,139)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 4	38,634,747
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 5	(29,091,319)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 6	210,619
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 7	(780,619)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 8	(29,661,319)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 9	(24,087,098)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 10	211,526
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 11	(780,619)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 12	(24,656,191)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 13	30,601,209
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 14	1,234,764
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 15	$ 31,835,973
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 16	(0.79)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 17	(0.78)